Statement of Financial Position - Veraxa Biotech Holding A G [Member]	Dec. 31, 2025 CHF (SFr)
ASSETS
Cash	SFr 101,000
Total Assets	101,000
LIABILITIES AND EQUITY
Accrued expenses	18,000
Due to related party	8,856
Advances-related parties	1,000
Total liabilities	27,856
EQUITY
Subscribed Capital	100,000
Accumulated deficit	(26,856)
Total shareholder’s deficit	73,144
TOTAL LIABILITIES AND EQUITY	SFr 101,000